RELATED PARTIES (Service Agreement of Cukierman & Co.) (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expenses with Related Party:
Share-based compensation expenses related to employees, directors and service providers			$ 211,000	$ 107,000	$ 169,000
Cukierman & Co. [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction	6,400	10,000
Percentage of success fee, M&A transactions			3.50%
Percentage of success fee, revenues			6.00%
Shares issued for services			20,932	6,501
Expenses with Related Party:
Retainer fee			76,000	98,000	120,000
Total			$ 76,000	$ 98,000	$ 120,000
Cukierman & Co. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of success fee			4.00%
Cukierman & Co. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of success fee			6.00%